Intangible Assets, Net	12 Months Ended
Mar. 31, 2025
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 7 – INTANGIBLE ASSETS, NET

Intangible assets consisted of the following as of March 31, 2025 and 2024:

	As of March 31,
	2025	2024

Trademark	$41,940	$42,152
Software	32,950	33,116
Total intangible assets, at cost	74,890	75,268
Less: accumulated amortization	(63,082)	(56,167)
Total intangible assets, net	$11,808	$19,101

Amortization expenses were $7,238 and $7,459 for year ended March 31, 2025 and 2024, respectively.